Putnam International Value Fund
The fund's portfolio
3/31/20 (Unaudited)

COMMON STOCKS (95.9%)(a)
	Shares	Value
Aerospace and defense (1.0%)
BAE Systems PLC (United Kingdom)	137,249	$885,620

		885,620
Airlines (0.7%)
Qantas Airways, Ltd. (Australia)	312,663	613,276

		613,276
Auto components (0.8%)
Magna International, Inc. (Canada)	23,313	743,968

		743,968
Automobiles (0.6%)
Yamaha Motor Co., Ltd. (Japan)	42,400	512,158

		512,158
Banks (9.9%)
Australia & New Zealand Banking Group, Ltd. (Australia)	141,683	1,528,007
CaixaBank SA (Spain)	295,756	551,601
DBS Group Holdings, Ltd. (Singapore)	58,400	763,590
DNB ASA (Norway)	68,254	765,484
ING Groep NV (Netherlands)	353,783	1,853,136
Lloyds Banking Group PLC (United Kingdom)	1,014,265	399,969
Mizuho Financial Group, Inc. (Japan)	710,200	812,804
Skandinaviska Enskilda Banken AB (Sweden)	30,210	204,355
Sumitomo Mitsui Financial Group, Inc. (Japan)	65,800	1,598,763
UniCredit SpA (Italy)	100,360	785,791

		9,263,500
Beverages (1.1%)
Asahi Group Holdings, Ltd. (Japan)	32,900	1,068,228

		1,068,228
Building products (0.7%)
Compagnie De Saint-Gobain (France)	26,339	640,403

		640,403
Capital markets (3.2%)
Credit Suisse Group AG (Switzerland)	60,487	499,465
Partners Group Holding AG (Switzerland)	1,072	741,481
Quilter PLC (United Kingdom)	779,658	1,139,360
UBS Group AG (Switzerland)	69,005	644,952

		3,025,258
Chemicals (0.7%)
LANXESS AG (Germany)	16,227	649,625

		649,625
Construction and engineering (3.1%)
Vinci SA (France)	34,546	2,858,511

		2,858,511
Construction materials (0.8%)
CRH PLC (Ireland)	26,546	723,615

		723,615
Containers and packaging (2.0%)
SIG Combibloc Group AG (Switzerland)	122,994	1,842,810

		1,842,810
Diversified financial services (2.1%)
Eurazeo SA (France)	20,056	907,493
ORIX Corp. (Japan)	87,300	1,049,813

		1,957,306
Diversified telecommunication services (4.5%)
BCE, Inc. (Canada)	27,300	1,119,896
Nippon Telegraph & Telephone Corp. (Japan)	102,200	2,425,228
Telstra Corp., Ltd. (Australia)	323,510	617,444

		4,162,568
Electric utilities (2.4%)
Fortum OYJ (Finland)	52,670	774,424
SSE PLC (United Kingdom)	87,897	1,418,578

		2,193,002
Electronic equipment, instruments, and components (0.8%)
Kyocera Corp. (Japan)	12,200	723,491

		723,491
Entertainment (0.9%)
Nintendo Co., Ltd. (Japan)	2,200	848,526

		848,526
Food and staples retail (2.6%)
Koninklijke Ahold Delhaize NV (Netherlands)	62,032	1,451,753
Seven & i Holdings Co., Ltd. (Japan)	28,100	927,928

		2,379,681
Food products (1.2%)
Kerry Group PLC Class A (Ireland)	9,536	1,093,235

		1,093,235
Health-care equipment and supplies (1.8%)
Alcon, Inc. (Switzerland)(NON)	7,320	373,554
Hoya Corp. (Japan)	15,400	1,309,907

		1,683,461
Hotels, restaurants, and leisure (1.6%)
Compass Group PLC (United Kingdom)	50,307	786,027
Dalata Hotel Group PLC (Ireland)	186,267	505,282
La Francaise des Jeux SAEM (France)(NON)	9,716	242,473

		1,533,782
Household durables (2.3%)
Panasonic Corp. (Japan)	94,400	720,626
Sony Corp. (Japan)	23,700	1,408,804

		2,129,430
Industrial conglomerates (2.0%)
Siemens AG (Germany)	21,387	1,840,743

		1,840,743
Insurance (8.7%)
AIA Group, Ltd. (Hong Kong)	303,200	2,727,679
Allianz SE (Germany)	7,348	1,266,659
AXA SA (France)	91,867	1,590,853
Prudential PLC (United Kingdom)	131,657	1,680,606
QBE Insurance Group, Ltd. (Australia)	153,883	840,769

		8,106,566
Machinery (2.1%)
MinebeaMitsumi, Inc. (Japan)	90,400	1,347,947
NSK, Ltd. (Japan)	99,100	635,685

		1,983,632
Metals and mining (2.6%)
Anglo American PLC (United Kingdom)	65,526	1,145,020
Rio Tinto PLC (United Kingdom)	27,415	1,258,424

		2,403,444
Multi-utilities (2.0%)
Veolia Environnement SA (France)	89,128	1,906,704

		1,906,704
Oil, gas, and consumable fuels (6.1%)
BP PLC (United Kingdom)	470,874	2,003,179
Ovintiv, Inc.	25,760	70,656
Royal Dutch Shell PLC Class B (United Kingdom)	58,012	972,682
Suncor Energy, Inc. (Canada)	86,312	1,377,508
TOTAL SA (France)	33,201	1,287,517

		5,711,542
Personal products (2.3%)
Shiseido Co., Ltd. (Japan)	13,100	773,841
Unilever NV (Netherlands)	28,620	1,410,107

		2,183,948
Pharmaceuticals (10.0%)
AstraZeneca PLC (United Kingdom)	31,444	2,808,832
Novartis AG (Switzerland)	49,587	4,098,120
Sanofi (France)	27,823	2,449,558

		9,356,510
Semiconductors and semiconductor equipment (0.9%)
Sino-American Silicon Products, Inc. (Taiwan)	313,000	794,646

		794,646
Technology hardware, storage, and peripherals (2.2%)
Samsung Electronics Co., Ltd. (South Korea)	52,680	2,047,361

		2,047,361
Tobacco (1.2%)
Imperial Brands PLC (United Kingdom)	61,139	1,133,269

		1,133,269
Trading companies and distributors (7.2%)
Ashtead Group PLC (United Kingdom)	63,369	1,407,466
Ferguson PLC (United Kingdom)	19,938	1,246,739
ITOCHU Corp. (Japan)	87,000	1,805,083
Mitsubishi Corp. (Japan)	104,700	2,222,223

		6,681,511
Transportation infrastructure (0.7%)
Aena SME SA (Spain)	6,057	661,013

		661,013
Wireless telecommunication services (3.1%)
KDDI Corp. (Japan)	32,800	969,505
Vodafone Group PLC (United Kingdom)	1,406,633	1,964,936

		2,934,441

Total common stocks (cost $108,422,459)		$89,276,784

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.875%, 8/31/22(i)	$108,000	$112,282

Total U.S. treasury obligations (cost $112,282)		$112,282

SHORT-TERM INVESTMENTS (3.9%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.92%(AFF)	Shares	3,137,555	$3,137,555
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.32%(P)	Shares	250,000	250,000
U.S. Treasury Bills 1.530%, 7/16/20(SEGSF)		$128,000	127,970
U.S. Treasury Bills 0.056%, 7/9/20(SEGSF)		13,000	12,997
U.S. Treasury Bills zero%, 8/13/20(SEGSF)		130,000	129,962

Total short-term investments (cost $3,657,989)			$3,658,484
TOTAL INVESTMENTS

Total investments (cost $112,192,730)			$93,047,550

	FORWARD CURRENCY CONTRACTS at 3/31/20 (aggregate face value $33,021,607) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/15/20	$998,990	$1,127,915	$(128,925)
		Canadian Dollar	Sell	4/15/20	2,268,190	2,459,255	191,065
		Japanese Yen	Sell	5/20/20	324,627	320,697	(3,930)
	Barclays Bank PLC
		Australian Dollar	Buy	4/15/20	180,544	203,842	(23,298)
		Hong Kong Dollar	Buy	5/20/20	1,061,085	1,058,399	2,686
	Citibank, N.A.
		Canadian Dollar	Buy	4/15/20	274,400	289,742	(15,342)
		Danish Krone	Buy	6/17/20	284,272	286,554	(2,282)
		Euro	Buy	6/17/20	344,551	348,205	(3,654)
	Goldman Sachs International
		Canadian Dollar	Buy	4/15/20	1,398,297	1,423,122	(24,825)
		Euro	Buy	6/17/20	307,939	311,223	(3,284)
		Japanese Yen	Buy	5/20/20	3,193,123	3,125,591	67,532
		Swedish Krona	Sell	6/17/20	469,723	476,360	6,637
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/15/20	800,668	903,922	(103,254)
		Canadian Dollar	Sell	4/15/20	360,110	390,460	30,350
		Euro	Buy	6/17/20	2,157,456	2,179,723	(22,267)
		Japanese Yen	Sell	5/20/20	288,882	279,090	(9,792)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/15/20	147,695	166,766	(19,071)
		British Pound	Sell	6/17/20	70,148	72,909	2,761
		Canadian Dollar	Sell	4/15/20	1,475,194	1,599,542	124,348
		Euro	Buy	6/17/20	1,711,364	1,731,603	(20,239)
		Japanese Yen	Buy	5/20/20	259,666	253,588	6,078
		New Zealand Dollar	Buy	4/15/20	289,897	324,390	(34,493)
		Norwegian Krone	Sell	6/17/20	217,031	242,987	25,956
		Singapore Dollar	Buy	5/20/20	561,298	581,998	(20,700)
		South Korean Won	Sell	5/20/20	1,967,456	2,049,479	82,023
		Swiss Franc	Sell	6/17/20	2,346,666	2,341,510	(5,156)
	NatWest Markets PLC
		Swedish Krona	Buy	6/17/20	1,646,612	1,727,120	(80,508)
	State Street Bank and Trust Co.
		British Pound	Sell	6/17/20	1,326,465	1,360,241	33,776
		Canadian Dollar	Buy	4/15/20	97,437	94,407	3,030
		Euro	Sell	6/17/20	1,255,760	1,274,571	18,811
		Israeli Shekel	Buy	4/16/20	651,558	666,975	(15,417)
		Japanese Yen	Sell	5/20/20	578,973	578,280	(693)
		Swedish Krona	Buy	6/17/20	286,319	300,110	(13,791)
	UBS AG
		Canadian Dollar	Sell	4/15/20	276,674	382,479	105,805
		Japanese Yen	Buy	5/20/20	1,762,908	1,730,848	32,060
	WestPac Banking Corp.
		Euro	Buy	6/17/20	354,064	357,704	(3,640)

	Unrealized appreciation						732,918

	Unrealized (depreciation)						(554,561)

	Total						$178,357
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2019 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $93,118,472.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
	Short-term investments
	Putnam Short Term Investment Fund*	$3,595,393	$17,883,664	$18,341,502	$31,077	$3,137,555

	Total Short-term investments	$3,595,393	$17,883,664	$18,341,502	$31,077	$3,137,555
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $261,935.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $252,018 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.8%
	United Kingdom	21.8
	France	12.8
	Switzerland	8.8
	Netherlands	5.1
	Germany	4.1
	Australia	3.9
	United States	3.8
	Canada	3.5
	Hong Kong	2.9
	Ireland	2.5
	South Korea	2.2
	Spain	1.3
	Taiwan	0.9
	Italy	0.8
	Finland	0.8
	Norway	0.8
	Singapore	0.8
	Other	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $231,001 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $261,935 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,119,896	$6,825,639	$—
Consumer discretionary	743,968	4,175,370	—
Consumer staples	—	7,858,361	—
Energy	1,448,164	4,263,378	—
Financials	—	22,352,630	—
Health care	—	11,039,971	—
Industrials	—	16,164,709	—
Information technology	—	3,565,498	—
Materials	—	5,619,494	—
Utilities	—	4,099,706	—

Total common stocks	3,312,028	85,964,756	—
U.S. treasury obligations	—	112,282	—
Short-term investments	3,387,555	270,929	—

Totals by level	$6,699,583	$86,347,967	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$178,357	$—

Totals by level	$—	$178,357	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$37,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com